SEGMENT INFORMATION - Direct (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Direct commercial property expense	$ (2,381)	$ (2,336)	$ (1,852)
Direct hospitality expense	(1,885)	(2,090)	(1,141)
Office
Disclosure of operating segments [line items]
Direct commercial property expense	(827)	(832)	(820)
Direct hospitality expense	(22)	(26)	(23)
Retail
Disclosure of operating segments [line items]
Direct commercial property expense	(440)	(443)	(411)
Direct hospitality expense	0	0	0
LP Investments
Disclosure of operating segments [line items]
Direct commercial property expense	(1,106)	(1,061)	(621)
Direct hospitality expense	(1,861)	(2,064)	(1,118)
Corporate
Disclosure of operating segments [line items]
Direct commercial property expense	(8)	0	0
Direct hospitality expense	$ (2)	$ 0	$ 0